BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Empower Annuity Insurance Company of America
Great West Capital Choice and Great West Capital Choice Select
Filing Pursuant to Rule 497(j) for
File No. 333-292334

Commissioners:

On behalf of Protective Life Insurance Company, as administrator, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectuses and Statements of Additional Information being used in connection with the offering of the “Great West Capital Choice and Great West Capital Choice Select”, variable annuity contracts, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectuses and Statements of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement as filed electronically with the Commission on April 21, 2026.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage